Subsequent Events	12 Months Ended
Jan. 28, 2012
Subsequent Events

12. Subsequent Events

In February 2012, certain of our stockholders sold 11,336,476 shares of common stock in a public offering. The Company did not receive any proceeds from the offering and incurred $0.6 million of expenses in fiscal year 2011 relating to this offering, which is included in selling, general and administrative expenses in the accompanying consolidated statements of operations.

Subsequent to January 28, 2012, the Borrower made principal payments in the aggregate amount of $6.0 million on the new revolving credit facility, bringing the principal balance to $16.0 million.